                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)             DESCRIPTION                                          COUPON           MATURITY                      VALUE
                  CORPORATE BONDS     42.7%
                  AEROSPACE & DEFENSE 0.3%
$     325         Northrop Grumman Corp.                                4.079%           11/16/06                $        323,399
      405         Raytheon Co.                                          6.150            11/01/08                         421,376
                                                                                                                 -----------------
                                                                                                                          744,775
                                                                                                                 -----------------

                  AIRLINES     0.2%
      420         Southwest Airlines Co.                                5.496            11/01/06                         424,797
                                                                                                                 -----------------

                  AUTOMOTIVE    1.5%
      930         American Honda Finance Corp., 144A-Private
                  Placement (a)                                         3.850            11/06/08                         909,979
    1,335         DaimlerChrysler NA Holding                            6.400            05/15/06                       1,349,568
      900         Ford Motor Credit Co.                                 6.875            02/01/06                         903,755
      265         Johnson Controls, Inc.                                5.000            11/15/06                         265,824
                                                                                                                 -----------------
                                                                                                                        3,429,126
                                                                                                                 -----------------

                  BANKING    7.5%
      795         Bank of America Corp.                                 3.375            02/17/09                         764,614
      400         Bank of America Corp.                                 3.875            01/15/08                         394,333
    1,135         Bank of America Corp.                                 4.750            10/15/06                       1,138,480
    1,050         Bank of America Corp.                                 5.250            02/01/07                       1,060,543
      290         Bank of New York Co., Inc.                            5.200            07/01/07                         293,097
      600         Bank One NA Illinois (Floating Rate)                  3.833            05/05/06                         600,510
    2,350         Branch Brokerage & Trust Co. (Floating Rate)          3.831            06/04/07                       2,352,985
      380         Citicorp                                              6.375            11/15/08                         398,868
      120         Citigroup Global Markets Holdings, Inc.
                  (Floating Rate)                                       3.943            12/12/06                         120,197
      630         Citigroup, Inc.                                       5.500            08/09/06                         635,804
      860         Citigroup, Inc.                                       5.750            05/10/06                         867,149
      570         Huntington National Bank                              2.750            10/16/06                         559,715
    1,420         JPMorgan Chase & Co.                                  5.250            05/30/07                       1,437,259
      540         Key Bank NA                                           7.125            08/15/06                         550,931
    1,220         MBNA Corp.                                            5.625            11/30/07                       1,244,727
      365         MBNA Corp. (Floating Rate)                            4.163            05/05/08                         368,272
      100         Sovereign Bank                                        4.000            02/01/08                          98,885
    1,350         SunTrust Bank Atlanta                                 7.250            09/15/06                       1,376,812
      420         U.S. Bancorp                                          5.100            07/15/07                         423,837
      540         U.S. Bank NA                                          2.850            11/15/06                         528,922
      250         U.S. Bank NA                                          3.700            08/01/07                         246,806
      910         Wachovia Corp.                                        4.950            11/01/06                         914,273
      900         Washington Mutual, Inc.                               7.500            08/15/06                         920,455
                                                                                                                 -----------------
                                                                                                                       17,297,474
                                                                                                                 -----------------

                  BROKERAGE    2.1%
    1,115         Goldman Sachs Group, Inc.                             4.125            01/15/08                       1,104,337
    2,060         Lehman Brothers Holdings, Inc.                        8.250            06/15/07                       2,177,496
    1,102         World Financial Prop., 144A-Private Placement
                  (a)                                                   6.910            09/01/13                       1,170,065
      345         World Financial Prop., 144A-Private Placement
                  (a)                                                   6.950            09/01/13                         366,610
                                                                                                                 -----------------
                                                                                                                        4,818,508

                                                                                                                 -----------------

                  BUILDING MATERIALS     0.2%
      460         Masco Corp.                                           6.750            03/15/06                         464,675
                                                                                                                 -----------------

                  CONSTRUCTION MACHINERY     0.4%
    1,020         Caterpillar Financial Services Corp., Ser F           3.625            11/15/07                       1,001,627
                                                                                                                 -----------------

                  CONSUMER PRODUCTS     0.5%
      535         Cendant Corp.                                         6.250            01/15/08                         548,147
      575         Clorox Co. (Floating Rate)                            3.981            12/14/07                         576,264
                                                                                                                 -----------------
                                                                                                                        1,124,411
                                                                                                                 -----------------

                  DIVERSIFIED MANUFACTURING    1.1%
      473         Cooper Industries, Inc.                               5.250            07/01/07                         477,456
    1,345         Honeywell International, Inc.                         5.125            11/01/06                       1,353,471
      500         Honeywell International, Inc.                         6.875            10/03/05                         500,000
      255         Textron Financial Corp.                               4.125            03/03/08                         251,799
                                                                                                                 -----------------
                                                                                                                        2,582,726
                                                                                                                 -----------------

                  ELECTRIC    3.6%
    1,135         Appalachian Power Co.                                 3.600            05/15/08                       1,104,506
      740         Carolina Power & Light Co.                            6.800            08/15/07                         767,194
      405         CC Funding Trust I                                    6.900            02/16/07                         416,370
      995         DTE Energy Co.                                        6.450            06/01/06                       1,007,255
      655         Entergy Gulf States, Inc. (Floating Rate)             4.270            12/01/09                         657,321
    1,220         FPL Group Capital, Inc.                               3.250            04/11/06                       1,213,149
      300         NiSource Finance Corp. (Floating Rate)                4.392            11/23/09                         301,513
    1,095         Peco Energy Co.                                       3.500            05/01/08                       1,062,092
    1,285         Pinnacle West Capital Corp.                           6.400            04/01/06                       1,296,492
      465         Southwestern Pub Service                              6.200            03/01/09                         485,219
                                                                                                                 -----------------
                                                                                                                        8,311,111
                                                                                                                 -----------------

                  ENTERTAINMENT    0.3%
      790         Time Warner, Inc.                                     6.150            05/01/07                         807,733
                                                                                                                 -----------------

                  FOOD/BEVERAGE     1.0%
      890         Conagra Foods, Inc.                                   6.000            09/15/06                         901,358
      585         General Mills, Inc.                                   3.875            11/30/07                         575,062
      725         Kraft Foods, Inc.                                     5.250            06/01/07                         732,672
                                                                                                                 -----------------
                                                                                                                        2,209,092
                                                                                                                 -----------------

                  HEALTHCARE    1.2%
      375         Aetna, Inc.                                           7.375            03/01/06                         379,377
      480         Unitedhealth Group, Inc.                              4.125            08/15/09                         470,707
    1,110         Unitedhealth Group, Inc.                              7.500            11/15/05                       1,113,481
      680         Wellpoint Health Networks, Inc.                       6.375            06/15/06                         688,779
                                                                                                                 -----------------
                                                                                                                        2,652,344
                                                                                                                 -----------------

                  INTEGRATED ENERGY     0.2%
      395         Consumers Energy Co., Ser H                           4.800            02/17/09                         394,141
                                                                                                                 -----------------

                  LIFE INSURANCE    5.8%
      855         Allstate Financial Global Funding II,
                  144A-Private Placement (a)                            2.625            10/22/06                         836,005
      165         AXA Financial, Inc.                                   6.500            04/01/08                         172,309
      670         ING Security Life Institutional Funding,
                  144A-Private Placement (a)                            2.700            02/15/07                         649,830
      720         John Hancock Financial Services, Inc.                 5.625            12/01/08                         740,499
      775         John Hancock Global Funding II, 144A-Private
                  Placement (a)                                         5.625            06/27/06                         781,178
      630         John Hancock Global Funding II, 144A-Private
                  Placement (a)                                         7.900            07/02/10                         716,219

    1,285         Met Life Global Funding I, 144A-Private
                  Placement (a)                                         3.375            10/05/07                       1,254,806
    1,650         Monumental Global Funding II, 144A-Private
                  Placement (a)                                         3.850            03/03/08                       1,620,237
    2,245         Prudential Insurance Co., 144A-Private
                  Placement (a)                                         6.375            07/23/06                       2,276,441
    3,137         TIAA Global Markets, Inc., 144A-Private
                  Placement (a)                                         3.875            01/22/08                       3,085,440
    1,070         TIAA Global Markets, Inc., 144A-Private
                  Placement (a)                                         5.000            03/01/07                       1,074,284
                                                                                                                 -----------------
                                                                                                                       13,207,248
                                                                                                                 -----------------

                  LODGING    0.5%
      460         Hyatt Equities, LLC, 144A-Private Placement
                  (a)                                                   6.875            06/15/07                         469,119
      535         Marriott International, Inc., Ser C                   7.875            09/15/09                         591,822
                                                                                                                 -----------------
                                                                                                                        1,060,941
                                                                                                                 -----------------

                  MEDIA-CABLE    0.7%
    1,100         Comcast Cable Communications, Inc.                    8.375            05/01/07                       1,161,029
      160         Comcast Corp.                                         7.625            02/15/08                         169,362
      403         Cox Communications, Inc. (Floating Rate)              4.406            12/14/07                         406,007
                                                                                                                 -----------------
                                                                                                                        1,736,398
                                                                                                                 -----------------

                  NATURAL GAS DISTRIBUTORS    0.5%
    1,075         Sempra Energy                                         4.750            05/15/09                       1,068,301
                                                                                                                 -----------------

                  NATURAL GAS PIPELINES 0.8%
    1,810         Consolidated Natural Gas Co.                          5.375            11/01/06                       1,824,257
                                                                                                                 -----------------

                  NONCAPTIVE-CONSUMER FINANCE    1.6%
      820         Countrywide Home Loans, Inc.                          3.250            05/21/08                         789,808
    1,930         Household Finance Corp.                               6.400            06/17/08                       2,014,455
      870         SLM Corp.                                             4.000            01/15/10                         846,088
                                                                                                                 -----------------
                                                                                                                        3,650,351
                                                                                                                 -----------------

                  NONCAPTIVE-DIVERSIFIED FINANCE    4.1%
      510         CIT Group, Inc.                                       4.750            08/15/08                         510,479
    2,430         CIT Group, Inc.                                       6.500            02/07/06                       2,448,142
    2,835         General Electric Capital Corp.                        5.375            03/15/07                       2,871,920
      980         International Lease Finance Corp.                     2.950            05/23/06                         971,570
      875         International Lease Finance Corp.                     3.750            08/01/07                         861,126
      740         John Deere Capital Corp.                              3.375            10/01/07                         723,295
    1,065         John Deere Capital Corp.                              4.500            08/22/07                       1,062,825
                                                                                                                 -----------------
                                                                                                                        9,449,357
                                                                                                                 -----------------

                  OIL FIELD SERVICES 0.1%
      165         Panhandle Eastern Pipe Line Co., Ser B                2.750            03/15/07                         160,420
                                                                                                                 -----------------

                  PAPER    0.3%
      380         International Paper Co.                               3.800            04/01/08                         370,534
      242         Weyerhaeuser Co.                                      6.125            03/15/07                         246,702
                                                                                                                 -----------------
                                                                                                                          617,236
                                                                                                                 -----------------

                  PROPERTY & CASUALTY    1.5%
    1,675         Hartford Financial Services Group, Inc.               2.375            06/01/06                       1,652,679
    1,300         Marsh & McLennan Cos., Inc.                           5.375            03/15/07                       1,303,290
      415         St. Paul Travelers Cos., Inc.                         5.010            08/16/07                         415,652
                                                                                                                 -----------------
                                                                                                                        3,371,621
                                                                                                                 -----------------

                  RAILROADS    0.6%
      235         Norfolk Southern Corp.                                7.350            05/15/07                         244,593
      305         Union Pacific Corp.                                   6.625            02/01/08                         317,828

      695         Union Pacific Corp.                                   6.790            11/09/07                         724,295
                                                                                                                 -----------------
                                                                                                                        1,286,716
                                                                                                                 -----------------

                  REAL ESTATE INVESTMENT TRUSTS    0.7%
    1,705         EOP Operating LP                                      8.375            03/15/06                       1,734,727
                                                                                                                 -----------------

                  RETAIL    1.9%
      930         Federated Department Stores, Inc.                     6.625            09/01/08                         974,326
    1,435         May Department Stores Co.                             3.950            07/15/07                       1,415,447
    2,000         Target Corp.                                          5.950            05/15/06                       2,016,950
                                                                                                                 -----------------
                                                                                                                        4,406,723
                                                                                                                 -----------------

                  SUPERMARKETS    1.4%
    1,735         Kroger Co.                                            7.625            09/15/06                       1,778,526
    1,355         Safeway, Inc.                                         6.150            03/01/06                       1,360,413
                                                                                                                 -----------------
                                                                                                                        3,138,939
                                                                                                                 -----------------

                  TEXTILE    0.2%
      435         Mohawk Industries, Inc., Ser C                        6.500            04/15/07                         445,986
                                                                                                                 -----------------

                  TOBACCO    0.4%
      855         Altria Group, Inc.                                    5.625            11/04/08                         877,289
                                                                                                                 -----------------

                  TRANSPORTATION SERVICES    0.2%
      470         FedEx Corp.                                           2.650            04/01/07                         456,921
                                                                                                                 -----------------

                  WIRELESS COMMUNICATIONS    1.3%
    2,975         Verizon Global Funding Corp.                          6.125            06/15/07                       3,052,299
                                                                                                                 -----------------

                  TOTAL CORPORATE BONDS   42.7%                                                                        97,808,270
                                                                                                                 -----------------

                  ADJUSTABLE RATE MORTGAGE BACKED SECURITIES
                  5.1%
      819         Federal Home Loan Mortgage Corp.                      3.609            07/01/34                         801,376
    1,574         Federal Home Loan Mortgage Corp.                      4.375            07/01/35                       1,564,660
      882         Federal National Mortgage Association                 3.701            07/01/34                         876,082
      487         Federal National Mortgage Association                 3.797            06/01/34                         485,375
      543         Federal National Mortgage Association                 4.110            09/01/34                         540,424
    1,372         Federal National Mortgage Association                 4.235            05/01/35                       1,372,906
    1,174         Federal National Mortgage Association                 4.310            04/01/35                       1,166,284
    1,118         Federal National Mortgage Association                 4.503            04/01/35                       1,116,765
    1,875         Federal National Mortgage Association                 4.534            05/01/35                       1,868,887
      282         Federal National Mortgage Association                 4.624            09/01/19                         285,791
    1,549         Federal National Mortgage Association                 4.800            09/01/35                       1,549,429
                                                                                                                 -----------------

                  TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                     11,627,979
                                                                                                                 -----------------

                  ASSET BACKED SECURITIES    29.3%
    2,206         Asset Backed Funding Certificates                     4.250            06/25/35                       2,199,647
      466         Asset Backed Funding Certificates (Floating
                  Rate)                                                 4.020            06/25/25                         466,862
    1,300         Bank of America Securities Auto Trust                 4.000            08/18/09                       1,288,982
      700         Bank One Issuance Trust                               2.940            06/16/08                         700,213
    2,600         Bank One Issuance Trust                               3.860            06/11/11                       2,551,024
    2,600         BMW Vehicle Owner Trust                               4.040            02/25/09                       2,585,079
    1,550         Capital Asset Trust                                   4.050            07/15/09                       1,538,920
      950         Capital Auto Receivables Asset Trust                  3.350            02/15/08                         937,282
      454         Capital Auto Receivables Asset Trust                  3.580            10/16/06                         453,883
    1,200         Capital One Multi Asset Trust                         4.050            02/15/11                       1,187,186
    1,350         Caterpillar Financial Asset Trust                     3.900            02/25/09                       1,337,600
    1,500         Chase Manhattan Auto Owner Trust                      2.830            09/15/10                       1,454,876
    2,900         Chase Manhattan Auto Owner Trust                      2.940            06/15/10                       2,833,426

      650         CIT Equipment                                         3.500            09/20/08                         640,236
    1,025         CNH Equipment Trust                                   4.020            04/15/09                       1,016,987
    1,800         CNH Equipment Trust                                   4.270            01/15/10                       1,789,563
    1,600         Countrywide Home Loan Mortgage Trust                  4.367            06/25/35                       1,581,470
    2,000         Daimler Chrysler Auto Trust                           2.860            03/09/09                       1,960,105
    1,225         Daimler Chrysler Auto Trust                           4.040            09/08/09                       1,216,589
    1,100         Ford Credit Auto Owner Trust                          3.480            11/15/08                       1,087,954
    1,050         Ford Credit Auto Owner Trust                          4.170            01/15/09                       1,045,110
    1,250         GE Equipment Small Ticket LLC, 144A-Private
                  Placement (a)                                         4.380            07/22/09                       1,246,289
    2,000         Harley-Davidson Motorcycle Trust                      3.560            02/15/12                       1,968,848
    1,850         Harley-Davidson Motorcycle Trust                      3.760            12/17/12                       1,820,996
    1,100         Harley-Davidson Motorcycle Trust                      4.070            02/15/12                       1,088,508
      900         Honda Auto Receivables Owner Trust                    3.060            10/21/09                         879,215
    1,400         Honda Auto Receivables Owner Trust                    3.530            10/21/08                       1,383,393
      825         Honda Auto Receivables Owner Trust                    3.930            01/15/09                         818,069
      755         Hyundai Auto Receivables Trust                        2.330            11/15/07                         750,223
    1,200         Hyundai Auto Receivables Trust                        2.970            05/15/09                       1,179,794
      925         Hyundai Auto Receivables Trust                        3.980            11/16/09                         915,921
    1,300         Massachusetts RRB Special Purpose Trust               3.780            09/15/10                       1,282,236
    2,500         MBNA Credit Card Master Note Trust                    2.700            04/16/07                       2,434,395
    1,625         Merrill Lynch Auto Trust Securitization               4.100            08/25/09                       1,613,131
      528         Merrill Lynch Mortgage Investors, Inc.
                  (Floating Rate)                                       3.930            09/25/35                         528,889
    1,225         National City Auto Receivable Trust                   2.880            05/15/11                       1,188,397
    1,625         New Century Home Equity Loan Trust                    4.461            08/25/35                       1,611,633
    1,100         Nissan Auto Receivables Owner Trust                   3.540            10/15/08                       1,086,578
    1,900         Nissan Auto Receivables Owner Trust                   3.990            07/15/09                       1,885,104
      900         Onyx Acceptance Auto Trust                            3.690            05/15/09                         889,946
    1,929         TXU Electric Delivery Transition Bond Co. LLC         3.520            11/15/11                       1,890,784
    1,300         USAA Auto Owner Trust                                 2.670            10/15/10                       1,263,843
    1,250         USAA Auto Owner Trust                                 3.900            07/15/09                       1,239,411
    2,500         USAA Auto Owner Trust                                 4.000            12/15/09                       2,479,967
      825         Wachovia Auto Owners Trust                            4.060            09/21/09                         819,115
      752         Wells Fargo Home Equity Trust (Floating Rate)         4.000            02/25/18                         752,666
    3,200         Whole Auto Loan Trust                                 2.580            03/15/10                       3,137,544
    1,000         World Omni Auto Receivables Trust                     3.540            06/12/09                         986,907
                                                                                                                 -----------------

                  TOTAL ASSET BACKED SECURITIES  29.3%                                                                 67,014,796
                                                                                                                 -----------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS    14.0%
      631         American Home Mortgage Trust (Floating Rate)          4.340            02/25/44                         625,137
    1,799         Bank of America Mortgage Securities (Variable
                  Rate)                                                 4.410            01/25/35                       1,771,748
    1,994         Bank of America Mortgage Securities (Variable
                  Rate)                                                 4.988            06/25/35                       1,989,951
      918         Citigroup Mortgage Loan Trust, Inc. (Variable
                  Rate)                                                 4.103            09/25/34                         906,850
      703         Citigroup Mortgage Loan Trust, Inc. (Variable
                  Rate)                                                 4.809            08/25/34                         699,647
    2,325         Countrywide Alternative Loan Trust (Floating
                  Rate)                                                 1.000            10/25/35                       2,325,000
    2,400         Countrywide Alternative Loan Trust (Floating
                  Rate)                                                 4.130            10/25/35                       2,400,000
    1,235         Countrywide Alternative Loan Trust (Floating
                  Rate)                                                 4.230            03/25/35                       1,235,935

    1,404         Countrywide Alternative Loan Trust (Floating
                  Rate).                                                4.230            02/25/35                       1,403,488
      807         Countrywide Home Loan Mortgage Trust
                  (Variable Rate)                                       4.677            11/20/34                         799,913
    1,586         DSLA Mortgage Loan Trust (Floating Rate)              1.000            08/19/45                       1,579,784
    2,350         DSLA Mortgage Loan Trust (Floating Rate)              4.070            09/19/35                       2,350,000
      420         Federal Home Loan Mortgage Corp.                      5.500            02/15/12                         420,896
    1,415         Federal Home Loan Mortgage Corp.                      7.500            09/15/29                       1,502,084
    1,607         Federal National Mortgage Association                 5.500            01/25/24                       1,622,584
      890         Federal National Mortgage Association                 6.500            06/25/35                         934,352
      441         First Horizon Asset Securities, Inc.
                  (Variable Rate)                                       5.174            10/25/34                         435,412
      547         Government National Mortgage Association
                  (Floating Rate) REMIC                                 4.171            09/16/19                         549,971
    1,074         Harborview Mortgage Loan Trust (Floating Rate)        4.050            11/19/35                       1,077,452
    2,325         Harborview Mortgage Loan Trust (Floating Rate)        5.500            02/19/36                       2,325,000
      329         Wells Fargo Mortgage Backed Securities Trust
                  (Variable Rate)                                       3.384            07/25/34                         327,737
    1,323         Wells Fargo Mortgage Backed Securities Trust
                  (Variable Rate)                                       3.454            09/25/34                       1,318,173
    1,760         Wells Fargo Mortgage Backed Securities Trust
                  (Variable Rate)                                       4.110            06/25/35                       1,733,375
    1,666         Wells Fargo Mortgage Backed Securities Trust
                  (Variable Rate)                                       4.605            12/25/34                       1,649,018
                                                                                                                 -----------------

                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 14.0%                                                      31,983,507
                                                                                                                 -----------------

                  MORTGAGE BACKED SECURITIES    6.0%
        4         Federal Home Loan Mortgage Corp.                      6.500            01/01/33                           4,302
      624         Federal Home Loan Mortgage Corp.                      7.500      10/01/29 to 09/01/32                   661,421
       31         Federal Home Loan Mortgage Corp.                      9.250            12/01/15                          31,232
    3,910         Federal National Mortgage Association                 6.500      11/01/23 to 01/01/34                 4,030,933
    2,496         Federal National Mortgage Association                 7.000      03/01/26 to 04/01/34                 2,614,117
    3,020         Federal National Mortgage Association                 7.500      12/01/28 to 09/01/32                 3,197,835
       18         Federal National Mortgage Association (FHA/VA)        8.500            04/01/25                          19,854
       54         Federal National Mortgage Association                 9.500      03/01/16 to 04/01/20                    58,750
       33         Federal National Mortgage Association                10.000            05/01/21                          37,268
    2,650         Federal National Mortgage Association, October        7.500               TBA                         2,804,861
       20         Government National Mortgage Association              7.500      07/15/28 to 08/15/28                    21,030
       19         Government National Mortgage Association              9.500      07/15/16 to 06/15/18                    21,244
       82         Government National Mortgage Association             10.000      11/15/16 to 01/15/19                    91,822
       15         Government National Mortgage Association             10.500            02/15/18                          16,630
       97         Government National Mortgage Association             11.000            11/15/18                         107,679
                                                                                                                 -----------------

                  TOTAL MORTGAGE BACKED SECURITIES                                                                     13,718,978
                                                                                                                 -----------------

TOTAL LONG-TERM INVESTMENTS    97.1%
(Cost $224,606,016)                                                                                                   222,153,530
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS    3.4%
REPURCHASE AGREEMENT    3.4%

                  State Street Bank & Trust Co. ($7,712,000 par
                  collateralized by U.S. Government obligations
                  in a pooled cash account, interest rate of
                  3.65%, dated 09/30/05, to be sold on 10/03/05
                  at $7,714,346)                                                                                       7,712,000

UNITED STATES TREASURY OBLIGATIONS    0.0%
                  United States Treasury Bills ($100,000  par,
                  yielding 3.365%, 01/12/06 maturity) (b)                                                                 99,047

                                                                                                                 ----------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $7,811,047)                                                                                                   7,811,047
                                                                                                                 ----------------

TOTAL INVESTMENTS    100.5%
   (Cost $232,417,063)                                                                                               229,964,577

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.5%)                                                                      (1,120,669)
                                                                                                                 ----------------

NET ASSETS    100.0%                                                                                                $228,843,908
                                                                                                                 ================

Percentages are calculated as a percentage of net assets.

The obligations of certain United States government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA  - Federal Housing Administration/Department of Veterans Affairs

REMIC   - Real Estate Mortgage Investment Conduits

TBA     - To be announced, maturity date had not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.


FUTURE CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:


                                                                                               UNREALIZED
                                                                                             APPRECIATION/
                                                                              CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures December 2005
(Current Notional Value of $205,891 per contract)                                   202     $        (171,545)
U.S. Treasury Notes 5-Year Futures December 2005
(Current Notional Value of $106,859 per contract)                                    15                (5,198)
                                                                              ----------   -------------------
                                                                                    217              (176,743)
                                                                              ----------   -------------------
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures December 2005
(Current Notional Value of $109,922 per contract)                                    12                18,406
                                                                              ----------   -------------------
                                                                                    229     $        (158,337)
                                                                              ==========   ===================

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005